Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Summary of Long-term Borrowings

	2019	2018
Remaining terms less than 1 year	-	78
Remaining terms 1 - 5 years	497	496
Remaining terms 5 - 10 years	-	-
Remaining terms over 10 years	760	717
At December 31	1,257	1,292